Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Unaudited interim consolidated financial statements
a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company’s consolidated financial statements.

The balance sheet at December 31, 2021 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2021, included in the Company’s Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission (“SEC”) on March 30, 2022. The significant accounting policies applied in the Company’s audited 2021 consolidated financial statements and notes thereto included in the Annual Report are applied consistently in these unaudited interim consolidated financial statements.

Use of estimates
b.	Use of estimates:

The preparation of the unaudited interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the interim consolidated financial statements and the reported amounts of revenues and expenses during the period.

The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of stock-based awards, inventory write-offs, warranty provision, allowance for credit losses and provision for rebates and returns. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Cloud Computing Arrangement Implementation Costs
c.	Cloud Computing Arrangement Implementation Costs:

The Company capitalized certain implementation costs incurred in a cloud computing arrangement during the application development stage pursuant to Accounting Standards Codification, or ASC, 350-40, Internal Use Software. These costs are amortized over the term of the hosting arrangement on a straight-line basis and are included within operating expenses in the consolidated statements of operations. Costs incurred in the preliminary stages of development are analogous to research and development activities and are expensed as incurred. These capitalized costs are included in deposits and other long-term assets in the consolidated balance sheets. As of June 30, 2022 the Company capitalized $1,262 of qualifying cloud computing arrangement implementation costs. As of the balance sheet date, the software is not ready for its intended use with all of its main features, and thus amortization of the capitalized implementation costs has not yet begun.